Condensed Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Common stock, par or stated value per share	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	950,000	950,000,000	950,000,000
Common stock, shares, issued	84,254	65,772,001	65,742,883
Common stock, shares, outstanding	84,254	65,772,001	65,742,883
Previously Reported [Member]
Common stock, par or stated value per share		$ 0.0001
Common stock, shares authorized		950,000
Common stock, shares, issued		65,772
Common stock, shares, outstanding		65,772